Acquisitions and Other Transactions (Pro Forma Financial Information) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Basic	373.7	383.3	415.2
Diluted	398.0	394.5	420.2
Agila Specialties
Business Acquisition [Line Items]
Total revenues		7,109	7,036
Net earnings attributable to Mylan Inc. common shareholders		443	530
Basic (in USD per share)		1.16	1.28
Diluted (in USD per share)		1.12	1.26